Financing transaction of Chengxin - The rights, preferences and privileges of the Chengxin's holders of ordinary shares, preferred shares and Convertible Note (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2021 USD ($) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021
Deconsolidation With Related Disclosures [Line Items]
Proceeds from issuance of convertible preferred shares, net of issuance cost | ¥		¥ 3,569,189
Series A-1 convertible preferred shares
Deconsolidation With Related Disclosures [Line Items]
Conversion ratio of preferred shares to ordinary shares			1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation			140.00%
Series A-2 convertible preferred shares
Deconsolidation With Related Disclosures [Line Items]
Conversion ratio of preferred shares to ordinary shares			1
Percentage of original issuance price for which the preferred share holders shall be entitled to receive plus other distributions in the event of any liquidation			140.00%
Chengxin Technology Inc. | Convertible Note due 2028
Deconsolidation With Related Disclosures [Line Items]
Principal amount	$ 3,000,000
Interest (as a percent)	0.00%
Term of borrowing (in year)	7 years
Chengxin Technology Inc. | Series A-1 convertible preferred shares
Deconsolidation With Related Disclosures [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares) | shares	92,367,521
Proceeds from issuance of convertible preferred shares, net of issuance cost	$ 923,675
Chengxin Technology Inc. | Series A-1 convertible preferred shares | An entity controlled by Softbank Group Corp.
Deconsolidation With Related Disclosures [Line Items]
Proceeds from issuance of convertible preferred shares, net of issuance cost	43,162
Chengxin Technology Inc. | Series A-1 convertible preferred shares | Secured term loans
Deconsolidation With Related Disclosures [Line Items]
Principal amount	$ 160,000
Chengxin Technology Inc. | Series A-2 convertible preferred shares
Deconsolidation With Related Disclosures [Line Items]
Issuance of ordinary shares in connection with initial public offering, net of issuance cost (in shares) | shares	20,000,000
Proceeds from issuance of convertible preferred shares, net of issuance cost	$ 200,000